LONG TERM DEBT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 19, 2021
Bonus	$ 573,000	$ 621,000	$ 1,094,000
Vacation	42,000	39,000	34,000
Outstanding Principal Balance	39,000	46,000	24,000
Amount Forgiven	(41,232)	(94,392)
Exchange For Series F-2 Preferred Stock		323,000	0
Dr. Cartwright
Salary		337,000			$ 337,000
Bonus		675,000			675,000
Loans to Company		528,000			528,000
Interest on loans		81,000			81,000
Outstanding Principal Balance		1,621,000			1,621,000
Total interest accrued through December 31, 2021		62,000			45,000
Interest accrued through March 31, 2022	4
Balance outstanding, end of period	285,000	281,000	364,000		281,000
Amount Forgiven		(1,302,000)
Exchange For Series F-2 Preferred Stock		100,000		$ 41,000
Interest Accrued		17,000
Dr. Faupel
Salary		134,000			134,000
Bonus		20,000			20,000
Vacation		95,000			95,000
Interest on compensation		67,000			67,000
Loans to Company		196,000			196,000
Interest on loans		149,000			149,000
Outstanding Principal Balance		661,000			661,000
Total interest accrued through December 31, 2021		39,000			29,000
Interest accrued through March 31, 2022	2
Balance outstanding, end of period	$ 163,000	161,000	$ 236,000		$ 161,000
Amount Forgiven		(454,000)
Exchange For Series F-2 Preferred Stock		85,000		$ 5,000
Interest Accrued		$ 10,000